Revenue - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Rental income from motor vehicles	$ 146	$ 126	$ 103
Revenue from contractual agreements		52
Cost of revenue		$ 68